CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	39,353,365	31,857,802
Ordinary shares, shares outstanding	39,339,960	31,826,549